TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current payables [abstract]
SUMMARY OF TRADE PAYABLES AND ACCRUED LIABILITIES
	December 31, 2021	December 31, 2020
Trade payables	401	290
Amounts due to related parties (Note 10)	33	28
Accrued liabilities	46	44
	480	362